Stockholders’ equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ equity

Note 6. Stockholders’ equity

As of June 30, 2025 and December 31, 2024, the Company is authorized to issue 10,000,000 shares of common stock, par value of $0.00001. Each stockholder will be entitled to one vote. Holders of shares of common stock shall be entitled to receive dividends as and if declared by the Board of Directors. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

Restricted Stock Awards

Upon approval by the Board of Directors, certain employees and advisors have purchased restricted shares of common stock. At inception, the Company granted 6,000,000 restricted stock to certain founders and the chief executive officer. The agreements also contain a repurchase option noting that if the employee or advisor or Board of Director is terminated, for any reason, the Company has the right and option to repurchase the unvested restricted common stock. All shareholders purchased the stock at par value and the stock had no incremental value beyond the par value as of that date. The shares vest over a 4-year period from the issuance date.

In March 2025, the Company issued 2,000,000 restricted stock to the chief executive officer of the Company. The shares vest over a 2-year period from the issuance date.

		Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	3,250,000	$0.00001
Granted	2,000,000	0.62000
Vested	(1,000,000)	0.15501
Unvested at June 30, 2025	4,250,000	$0.29177

As of June 30, 2025, 4,250,000 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 1.2 years. During the six months ended June 30, 2025, the Company recognized $166,667 of stock-compensation expense. There was no stock compensation expense recognized during the six months ended June 30, 2024. As of June 30, 2025, unrecognized stock-based compensation expense related to the Company’s unvested restricted stock awards was $1,073,333. The total fair value of restricted stocks vested during the six months ended June 30, 2025 is $155,008. The total fair value of restricted stocks vested during the six months ended June 30, 2024 is insignificant.

Note 6. Stockholders’ equity

As of December 31, 2024, and 2023, the Company is authorized to issue 10,000,000 shares of common stock, par value of $0.00001. Each stockholder will be entitled to one vote. Holders of shares of common stock shall be entitled to receive dividends as and if declared by the Board of Directors. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

Restricted Stock Awards

Upon approval by the Board of Directors, certain employees and advisors have purchased restricted shares of common stock. At inception, the Company granted 6,000,000 restricted stock to certain founders and the chief executive officer. The agreements also contain a repurchase option noting that if the employee or advisor or Board of Director is terminated, for any reason, the Company has the right and option to repurchase the unvested restricted common stock. Since all shareholders purchased the stock at par value and the stock had no incremental value beyond the par value as of that date, during the period from February 9, 2023 (inception) through December 31, 2023 and December 31, 2024, the stock-based compensation expense impact is insignificant. As of December 31, 2024, 3,250,000 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 2.11 years.

In February 2023, the Company issued 6,000,000 shares of restricted stock to founders’ of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date.

	Weighted Average Grant Date Fair Value
Unvested at February 9, 2023 (inception)	-	$-
Granted	6,000,000	0.0001
Vested	(1,250,000)	0.0001
Unvested at December 31, 2023	4,750,000	0.0001
Vested	(1,500,000)	0.0001
Unvested at December 31, 2024	3,250,000	$0.0001

As of December 31, 2024, unrecognized stock-based compensation expense related to the Company’s unvested restricted stock awards was de minimis.